Financial Liabilities - Summary of Long-term Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 8,558,777			₩ 5,603,118
Less current portion of long-term borrowings	(1,553,907)			(1,452,926)
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings		¥ 5,198	$ 2,262		¥ 3,263	$ 1,500
Less current portion of long-term borrowings	(843,598)			(747,503)
Noncurrent portion of long-term borrowings	2,531,663			1,392,931
Foreign currencies [member] | The Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 955,975			755,337
Long-term borrowings, annual interest rate description	3ML+0.75~1.70
Foreign currencies [member] | China Construction Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 2,419,286			1,385,097
Long-term borrowings, annual interest rate description	USD: 3ML+0.80~2.00 CNY: PBOC*(0.90~1.05)
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Noncurrent portion of long-term borrowings	₩ 2,700,608			1,251,258
Less current portion of long-term borrowings	(150,651)			(200,664)
Won [member] | Woori bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 1,259			1,922
Long-term borrowings, annual interest rate description	3-yearKorean Treasury Bond rate - 2.75
Won [member] | Shinhan bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings				200,000
Long-term borrowings, annual interest rate description	-
Won [member] | Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 2,850,000			₩ 1,250,000
Long-term borrowings, annual interest rate description	CD rate (91days) + 0.64, 2.43~3.25